PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Depreciation	$ 195,881	$ 200,697	$ 281,722	$ 266,773	$ 414,623
Deposit for property, plant and equipment	95,321		2,080,436	178,617
Transfers from deposits to property, plant, and equipment	$ 2,033,664	$ 0
General and Administrative Expense [Member]
Depreciation			259,232	65,107	162,150
Cost of Sales [Member]
Depreciation			$ 22,490	$ 201,666	$ 252,473